Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 22, 2021
Entity Registrant Name	Brinker Capital Destinations Trust
Entity Central Index Key	0001688680
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 22, 2021
Document Effective Date	Mar. 22, 2021
Prospectus Date	Jul. 01, 2020
Destinations International Equity Fund | Class I
Prospectus:
Trading Symbol	DIEFX
Destinations International Equity Fund | Class Z
Prospectus:
Trading Symbol	DIEZX
Destinations Equity Income Fund | Class I
Prospectus:
Trading Symbol	DGEFX
Destinations Equity Income Fund | Class Z
Prospectus:
Trading Symbol	DGEZX
Destinations Real Assets Fund | Class I
Prospectus:
Trading Symbol	DRAFX
Destinations Real Assets Fund | Class Z
Prospectus:
Trading Symbol	DRAZX
Destinations Core Fixed Income Fund | Class I
Prospectus:
Trading Symbol	DCFFX
Destinations Core Fixed Income Fund | Class Z
Prospectus:
Trading Symbol	DCFZX
Destinations Multi Strategy Alternatives Fund | Class I
Prospectus:
Trading Symbol	DMSFX
Destinations Multi Strategy Alternatives Fund | Class Z
Prospectus:
Trading Symbol	DMSZX